Goodwill and Intangible Assets - Schedule of Changes in the Carrying Value of Goodwill (Details) $ in Thousands	3 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Changes in the Carrying Value of Goodwill [Abstract]
Balance as of December 31, 2025
Acquisitions	63,245
Foreign currency translation	(3,184)
Balance as of March 31, 2026	$ 60,061